Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 12, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and average “compensation actually paid” to our NEOs and the financial performance of the Company during the years ended December 31, 2024, 2023 and 2022, respectively, in each case calculated in a manner consistent with SEC rules.

Name	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(2)(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Net Loss Attributable to Common to Stockholders(4)
					(in thousands)
2024	$2,462,307	$2,462,307	$934,837	$934,837	$(203,495)
2023	$154,385	$154,385	$420,232	$420,232	$(86,097)
2022	$—	—	$398,210	$398,210	$(93,285)
2021	$—	—	$121,024	$121,024	$(92,942)
2020	$—	—	$458,841	$458,841	$(78,781)

(1)
Michael Anderson was the sole PEO reflected in these columns for the fiscal year ended December 31, 2024. Mr. Anderson is our Chief Executive Officer and President. Edward M. Weil, Jr. and Mr. Anderson were the PEOs reflected in these columns for the fiscal year ended December 31, 2023. Mr. Weil was the sole PEO reflected in these columns for the fiscal years ended December 31, 2022, 2021 and 2020.

(2)
Compensation actually paid, or “CAP”, to our PEOs and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Tables above in our prior definitive proxy statements on Schedule 14A for the for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K. There are no applicable adjustments to the “Total Compensation” reported in the applicable Summary Compensation Table for the covered years for our PEOs and Non-PEO NEOs, so the CAP for each such person equaled the “Total Compensation” reported in the applicable Summary Compensation Table.

(3)
Scott M. Lappetito was the sole non-PEO NEO reflected in these columns for the fiscal years ended December 31, 2024, 2023 and 2022. Mr. Lappetito is our Chief Financial Officer and Treasurer. The non-PEO NEOs for the fiscal year ended December 31, 2021 were Mr. Lappetito, Katie P. Kurtz and Jason F. Doyle. Katie P. Kurtz was the sole non-PEO NEO reflected in these columns for the fiscal years ended December 31, 2020.

(4)	Net Loss Attributable to Common to Stockholders as reported in our Annual Reports on Form 10-K.

Company Selected Measure Name			did not consider any financial performance measures
Named Executive Officers, Footnote
(1)
Michael Anderson was the sole PEO reflected in these columns for the fiscal year ended December 31, 2024. Mr. Anderson is our Chief Executive Officer and President. Edward M. Weil, Jr. and Mr. Anderson were the PEOs reflected in these columns for the fiscal year ended December 31, 2023. Mr. Weil was the sole PEO reflected in these columns for the fiscal years ended December 31, 2022, 2021 and 2020.

(3)
Scott M. Lappetito was the sole non-PEO NEO reflected in these columns for the fiscal years ended December 31, 2024, 2023 and 2022. Mr. Lappetito is our Chief Financial Officer and Treasurer. The non-PEO NEOs for the fiscal year ended December 31, 2021 were Mr. Lappetito, Katie P. Kurtz and Jason F. Doyle. Katie P. Kurtz was the sole non-PEO NEO reflected in these columns for the fiscal years ended December 31, 2020.

PEO Total Compensation Amount			$ 2,462,307	$ 154,385	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ 2,462,307	154,385	0	0	0
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid, or “CAP”, to our PEOs and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Tables above in our prior definitive proxy statements on Schedule 14A for the for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K. There are no applicable adjustments to the “Total Compensation” reported in the applicable Summary Compensation Table for the covered years for our PEOs and Non-PEO NEOs, so the CAP for each such person equaled the “Total Compensation” reported in the applicable Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount			$ 934,837	420,232	398,210	121,024	458,841
Non-PEO NEO Average Compensation Actually Paid Amount			$ 934,837	420,232	$ 398,210	$ 121,024	$ 458,841
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid, or “CAP”, to our PEOs and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Tables above in our prior definitive proxy statements on Schedule 14A for the for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K. There are no applicable adjustments to the “Total Compensation” reported in the applicable Summary Compensation Table for the covered years for our PEOs and Non-PEO NEOs, so the CAP for each such person equaled the “Total Compensation” reported in the applicable Summary Compensation Table.

Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine Fiscal 2024 CAP
In determining compensation actually paid for the year ended December 31, 2024, we did not consider any financial performance measures. Accordingly, we have not included a tabular list of our most important financial measures to determine compensation actually paid during the year ended December 31, 2024 pursuant to Item 402(v) of Regulation S-K and we have not included a “company selected measure” column in the table above. For more information about our executive compensation program, please refer to the “Compensation Discussion and Analysis” above.

PEO Name	Mr. Anderson	Edward M. Weil, Jr	Michael Anderson		Mr. Weil	Mr. Weil	Mr. Weil
Net Income (Loss) Available to Common Stockholders, Basic			$ (203,495,000)	$ (86,097,000)	$ (93,285,000)	$ (92,942,000)	$ (78,781,000)